FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Changes in Financial Liabilities With Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 15,128	$ 21,705	$ 14,677
Changes during the year:
Net proceeds	9,082	27,947
Principal and interest payments	(5,568)	(22,795)	(1,543)
Amounts recognized through profit and loss	(7,529)	(11,729)	12,202
Share premium resulting from exercise of warrants			(3,631)
Balance as of December 31	11,113	15,128	21,705
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	13,437	9,773	10,168
Changes during the year:
Net proceeds	0	19,223
Principal and interest payments	(5,568)	(22,795)	(1,543)
Amounts recognized through profit and loss	1,070	7,236	1,148
Share premium resulting from exercise of warrants			0
Balance as of December 31	8,939	13,437	9,773
Warrants [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	1,691	11,932	4,509
Changes during the year:
Net proceeds	9,082	8,724
Principal and interest payments	0	0	0
Amounts recognized through profit and loss	(8,599)	(18,965)	11,054
Share premium resulting from exercise of warrants			(3,631)
Balance as of December 31	$ 2,174	$ 1,691	$ 11,932